RELATED PARTY TRANSACTIONS - (Disclosure of aggregate value of transactions with key management personnel and Directors) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	$ 518,594	$ 482,810	$ 333,491
Andrew Hale [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	0	134,666	180,091
DBM CPA Inc. [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	0	61,091	150,900
Donald Dinsmore [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	102,705	172,535	0
Invictus Accounting Group LLP [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	286,539	74,518	0
MDC Forbes Inc. [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	127,350	40,000	0
Pipedreemz Inc. [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	$ 2,000	$ 0	$ 2,500